Assets held for sale and discontinued operations - Summary of Income Statement for discontinued operations (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of analysis of other comprehensive income by item [line items]
Revenue	£ 21,659	£ 18,449	£ 13,665
Operating profit	4,879	4,371	2,401
Finance income	138	50	58
Finance costs	(1,598)	(1,072)	(853)
Profit before tax	3,590	3,441	1,664
Total profit after tax from discontinued operations	5,083	171	337
Amount of accretion on inflation linked liabilities	483	241	46
Discontinued operations
Disclosure of analysis of other comprehensive income by item [line items]
Revenue	1,604	1,362	1,114
Other operating costs	(889)	(725)	(620)
Operating profit	715	637	494
Finance income	21	0	0
Finance costs	(363)	(230)	(75)
Profit before tax	373	407	419
Tax	(93)	(236)	(82)
Profit after tax from discontinued operations	280	171	337
Gain on disposal	4,803	0	0
Total profit after tax from discontinued operations	5,083	171	337
Amount of accretion on inflation linked liabilities	£ 268	158	£ 38
Discontinued operations | UK
Disclosure of analysis of other comprehensive income by item [line items]
Deferred tax charge arising as a result of UK tax rate change		£ 145